STOCK OPTIONS AND WARRANTS	9 Months Ended
Sep. 30, 2011
Stock Options And Warrants
STOCK OPTIONS AND WARRANTS
5.	STOCK OPTIONS AND WARRANTS

The Company adopted the OriginiOil, Inc., 2009 Incentive Stock  Plan (the “Plan”) for the purposes of granting stock options to its employees and others providing services to the Company, which reserves and sets aside for the granting of options for Five Hundred Thousand (500,000) shares of Common Stock.  Options granted under the Plan may be either incentive options or nonqualified options and shall be administered by the Company's Board of Directors ("Board").  Each Option shall be exercisable to the nearest whole share, in installments or otherwise, as the respective option agreements may provide. Notwithstanding any other provision of the Plan or of any option agreement, each Option shall expire on the date specified in the option agreement, which date shall not be later than the tenth (10th) anniversary from the effective date of this option.

During the nine months ended September 30, 2011, the Company granted 100,000 stock options during the period. The stock options vest as follows: 1/48 every 30 days thereafter until the remaining stock options have vested. The stock options are exercisable for a period of five years from the date of grant at an exercise price between $4.20 and $9.60 per share.

9/30/2011
Risk free interest rate	0.95%-2.04%
Stock volatility factor	55.16%-271.95%
Weighted average expected option life	5 years
Expected dividend yield	None

A summary of the Company’s stock option activity and related information follows:

	9/30/2011
		Weighted
	Number	average
	of	exercise
	Options	price
Outstanding, beginning of period	498,292	$7.10
Granted	100,000	4.20
Exercised	-	-
Forfeited/Expired	(225,829)	(6.88)
Outstanding, end of period	372,463	$6.45
Exercisable at the end of period	98,249	$4.01
Weighted average fair value of
options granted during the period		$4.20

The weighted average remaining contractual life of options outstanding issued under the Plan as of September 30, 2011 was as follows:

			Weighted
			Average
	Stock	Stock	Remaining
Exercisable	Options	Options	Contractual
Prices	Outstanding	Exercisable	Life (years)
$9.60	6,250	2,853	1.75
$6.90	209	58	1.75
$9.60	68,000	35,292	2.93
$8.40	3,334	1,650	3.03
$9.00	15,000	7,356	3.05
$6.90	81,669	27,901	3.64
$7.20	1,667	426	3.98
$4.50	33,334	7,117	4.15
$6.00	63,000	8,267	4.48
$4.20	100,000	7,329	4.72
	372,463	98,249

Stock-based compensation expense recognized during the period is based on the value of the portion of stock-based payment awards that is ultimately expected to vest. Stock-based compensation expense recognized in the financial statements of operations during the period ended September 30, 2011, included compensation expense for the stock-based payment awards granted prior to, but not yet vested, as of September 30, 2011 based on the grant date fair value estimated, and compensation expense for the stock-based payment awards granted subsequent to September 30, 2011, based on the grant date fair value estimated. We account for forfeitures as they occur. The stock-based compensation expense recognized in the statement of income during the period ended September 30, 2011 and 2010 is $291,012 and $272,942, respectively.

Warrants
During the nine months ended September 30, 2011, the Company granted 79,003 warrants for services. Compensation expense was determined using the Black Scholes pricing model.

9/30/2011
Risk free interest rate	1.51% - 2.51%
Stock volatility factor	55.0% - 66.35%
Weighted average expected option life	5 years
Expected dividend yield	None

Warrants

A summary of the Company’s warrant activity and related information follows:

	Nine Months Ended
	September 30, 2011
		Weighted
		average
		exercise
	Options	price
Outstanding -beginning of Period	1,273,271	$4.97
Granted	79,003	3.76
Exercised	(62,718)	-
Forfeited	(6,667)	2.10
Outstanding - end of Period	1,282,889	$4.09

At September 30, 2011, the weighted average remaining contractual life of warrants outstanding:

			Weighted
			Average
			Remaining
Exercisable	Warrants	Warrants	Contractual
Prices	Outstanding	Exercisable	Life (years)
$7.50	146,740	146,740	2.18
$9.30	336,673	336,673	2.75
$10.20	28,335	28,335	2.88
$9.00	21,669	21,669	3.07
$9.00	3,334	3,334	3.12
$8.70	3,334	3,334	3.12
$8.40	667	667	3.33
$8.70	5,000	5,000	3.66
$7.20	33,334	33,334	3.73
$5.70	7,334	7,334	3.85
$4.50	3,334	3,334	3.96
$4.20	8,334	8,334	3.98
$2.10	95,238	95,238	4.24
$4.20	33,334	33,334	4.00
$3.60	8,334	8,334	4.08
$4.50	33,334	33,334	4.15
$4.20	13,334	13,334	4.17
$6.00	166,668	166,668	4.23
$6.00	33,334	33,334	4.25
$1.80	222,222	222,222	4.33
$6.30	8,334	8,334	4.47
$5.70	4,001	4,001	4.50
$6.30	33,334	33,334	4.71
$4.20	33,334	33,334	4.96
	1,282,889	1,282,889

The warrant compensation expense recognized in the statement of income at fair value during the nine months ended September 30, 2011 and 2010 is $248,507 and $292,800, respectively.

Through a private placement to purchase shares of common stock, the Company offered attached warrants with a cashless option to purchase additional shares of common stock, 95,238 warrants were exercised and converted into 62,718 shares of common stock during the nine months ended September 30, 2011.